Other liabilities - Schedule of Other Long-Term Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Asset retirement obligations	$ 24.3	$ 15.9
Other	171.8	48.6
Other long-term liabilities	196.1	64.5
Current portion of other long-term liabilities	(18.8)	(13.3)
Other long-term liabilities	$ 177.3	$ 51.2